Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 1.4	$ 25.4
Equity investments [member] | Interest rate risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		(0.1)
Equity investments [member] | Interest rate risk [member] | BNP Paribas [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		(0.1)
Equity investments [member] | Interest rate risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		(1.1)
Other derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 0.2	0.6
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Citibank [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ (1.9)	0.8
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | BofaMLynch [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		0.3
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ (1.2)	1.4
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | BNP Paribas [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ (1.2)	1.3
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ (1.9)
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | ItauBBA [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ (1.3)
Export financing [member] | Interest swap [member] | Interest rate risk [member] | BofaMLynch [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		4.5
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ 0.9	5.0
Export financing [member] | Interest swap [member] | Interest rate risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		3.7
Export financing [member] | Swap contract [member] | Exchange and currency risk rate [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		(0.1)
Export financing [member] | Swap contract [member] | Exchange and currency risk rate [member] | ItauBBA [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027
Derivative financial instrument assets and liability	$ 2.3	0.5
Export financing [member] | Swap contract [member] | Other derivatives [member] | Currency risk [member] | BNP Paribas [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		0.1
Export financing [member] | Swap contract [member] | Other derivatives [member] | Currency risk [member] | Natixis [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		(0.3)
Export financing [member] | Swap contract [member] | Other derivatives [member] | Currency risk [member] | Santander Totta [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | BofaMLynch [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.5	0.7
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Santander [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 1.7	2.7
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Bradesco [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.4	0.7
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Votorantim [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.3	0.5
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | ItauBBA [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023
Derivative financial instrument assets and liability	$ 0.3	0.3
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | HSBC [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.3	0.4
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Societe Generale [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.2	0.2
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Safra [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.1	0.2
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Morgan Stanley S And A [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 1.7	3.0
Recourse and non recourse debt [member] | Other derivatives [member] | Zero cost collar [member] | Interest rate risk [member] | Natixis [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability	$ 0.3	1.0
Acquisition of property plant and equipment [member] | Interest swap [member] | Other derivatives [member] | Interest rate risk [member] | Compass bank [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2024
Derivative financial instrument assets and liability	$ (0.1)	(0.2)
Hedged item [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 1.2	$ 24.8